                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06330

Morgan Stanley Limited Duration U.S. Treasury Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York                  10020
         (Address of principal executive offices)              (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: May 31, 2007

Date of reporting period: August 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

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MORGAN STANLEY LIMITED DURATION U.S. TREASURY TRUST
PORTFOLIO OF INVESTMENTS o August 31, 2006

      PRINCIPAL                                         DESCRIPTION
      AMOUNT IN                                             AND                     COUPON
      THOUSANDS                                        MATURITY DATE                 RATE                    VALUE
-------------------------------------------------------------------------------------------------------------------------

                      U.S. GOVERNMENT OBLIGATIONS (79.3%)
                      U.S. Treasury Notes
          $74,810     08/15/07..................................................     2.75%                  $73,267,119
          152,000     02/15/08..................................................     3.375                  148,877,008
          151,910     11/15/08..................................................     4.75                   151,945,699
            8,000     05/15/08..................................................     5.625                    8,105,008
                                                                                                     --------------------

                      TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $383,482,181)                                 382,194,834
                                                                                                     --------------------

                      SHORT-TERM INVESTMENTS (a) (20.2%)
                      U.S. GOVERNMENT OBLIGATIONS
                      U.S. Treasury Bills
           71,600     09/14/06.................................................. 5.045 - 5.066               71,469,170
           26,000     09/21/06..................................................     5.055                   25,926,983
                                                                                                   ---------------------

                      TOTAL SHORT-TERM INVESTMENTS (Cost $97,396,153)                                        97,396,153
                                                                                                   ---------------------

                      TOTAL INVESTMENTS (Cost $480,878,334) (b)                     99.5%                   479,590,987

                      OTHER ASSETS IN EXCESS OF OTHER LIABILITIES                    0.5                      2,165,259
                                                                                ---------------    ---------------------

                      NET ASSETS                                                    100.0%                 $481,756,246
                                                                                ===============    =====================

--------------------
     (a)              Purchased on a discount basis. The interest rate shown
                      has been adjusted to reflect a money market equivalent
                      yield.
     (b)              The aggregate cost for federal income tax purposes
                      approximates the aggregate cost for book purposes. The
                      aggregate gross unrealized appreciation is $6,882 and
                      the aggregate gross unrealized depreciation is
                      $1,294,229, resulting in net unrealized depreciation
                      of $1,287,347.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Limited Duration U.S. Treasury Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
October 19, 2006

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
October 19, 2006

/s/ Francis Smith
Francis Smith
Principal Financial Officer
October 19, 2006

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